Retirement Plans	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Retirement Plans	Retirement Plans
The Company operates defined contribution retirement plans for the majority of its employees at varying rates of their salaries. Total contributions by the Company to the retirement plans were $17.0 million for the twelve months ended December 31, 2025 (2024 — $16.9 million, 2023 — $14.5 million).